Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary Shares Authorized		35,000,000	35,000,000
Ordinary Shares issued	[1]	11,001,358	10,326,374
Ordinary shares outstanding	[1]	11,001,358	10,326,374
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.16	$ 0.16
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary Shares Authorized		30,000,000	30,000,000
Ordinary Shares issued		7,171,858	6,496,874
Ordinary shares outstanding		7,171,858	6,496,874
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary Shares Authorized		5,000,000	5,000,000
Ordinary Shares issued		3,829,500	3,829,500
Ordinary shares outstanding		3,829,500	3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.